Regulatory Matters	12 Months Ended
Dec. 31, 2020
Entity Information [Line Items]
Regulatory Assets and Liabilities
2. REGULATORY MATTERS

General

IPL is subject to regulation by the IURC as to its services and facilities, the valuation of property, the construction, purchase, or lease of electric generating facilities, the classification of accounts, rates of depreciation, retail rates and charges, the issuance of securities (other than evidences of indebtedness payable less than twelve months after the date of issue), the acquisition and sale of some public utility properties or securities and certain other matters.

In addition, IPL is subject to the jurisdiction of the FERC with respect to, among other things, short-term borrowings not regulated by the IURC, the sale of electricity at wholesale, the transmission of electric energy in interstate commerce, the classification of accounts, reliability standards, and the acquisition and sale of utility property in certain circumstances as provided by the Federal Power Act. As a regulated entity, IPL is required to use certain accounting methods prescribed by regulatory bodies which may differ from those accounting methods required to be used by unregulated entities.

IPL is also affected by the regulatory jurisdiction of the EPA at the federal level, and the IDEM at the state level. Other significant regulatory agencies affecting IPL include, but are not limited to, the NERC, the U.S. Department of Labor and the IOSHA.

Basic Rates and Charges

Our basic rates and charges represent the largest component of our annual revenues. Our basic rates and charges are determined after giving consideration, on a pro-forma basis, to all allowable costs for ratemaking purposes including a fair return on the fair value of the utility property used and useful in providing service to customers. These basic rates and charges are set and approved by the IURC after public hearings. Such proceedings, which have occurred at irregular intervals, involve IPL, the IURC, the Indiana Office of Utility Consumer Counselor, and other interested stakeholders. Pursuant to statute, the IURC is to conduct a periodic review of the basic rates and charges of all Indiana utilities at least once every four years, but the IURC has the authority to review the rates of any Indiana utility at any time. Once set, the basic rates and charges authorized do not assure the realization of a fair return on the fair value of property.

Our declining block rate structure generally provides for residential and commercial customers to be charged a lower per kWh rate at higher consumption levels. Therefore, as volumes increase, the weighted average price per
kWh decreases. Numerous factors including, but not limited to, weather, inflation, customer growth and usage, the level of actual operating and maintenance expenditures, fuel costs, generating unit availability, and capital expenditures including those required by environmental regulations can affect the return realized.

Base Rate Orders

On October 31, 2018, the IURC issued an order approving an uncontested settlement agreement previously filed with the IURC by IPL for a $43.9 million, or 3.2%, increase to annual revenues (the "2018 Base Rate Order"). The 2018 Base Rate Order includes recovery through rates of the CCGT at Eagle Valley completed in the first half of 2018, as well as other construction projects and changes to operating income since the 2016 Base Rate Order. New basic rates and charges became effective on December 5, 2018. The 2018 Base Rate Order also provides customers approximately $50 million in benefits, which are flowing to customers over the two-year period that began March 2019, via the ECCRA rate adjustment mechanism. This liability, less amounts returned to IPL's customers during 2020 and 2019, is recorded primarily in "Regulatory liabilities, current" ($4.7 million and $25.1 million as of December 31, 2020 and 2019, respectively) and "Regulatory liabilities, non-current" ($0.0 million and $4.7 million as of December 31, 2020 and 2019, respectively) on the accompanying Consolidated Balance Sheets. In addition, the 2018 Base Rate Order provides that annual wholesale margins earned above (or below) the benchmark of $16.3 million shall be passed back (or charged) to customer rates through a rate adjustment mechanism. Prior to the 2018 Base Rate Order, wholesale sales margins were shared with customers 50% above and below an established benchmark of $6.3 million. Similarly, the 2018 Base Rate Order provides that all capacity sales above (or below) a benchmark of $11.3 million shall be passed back (or charged) to customer rates through a rate adjustment mechanism. The 2018 Base Rate Order also approved changes to IPL's depreciation and amortization rates (including no longer deferring depreciation on the CCGT at Eagle Valley) which altogether represent a net expense increase of approximately $28.7 million annually.

Other

The DOE issued a Notice of Proposed Rule Making on September 29, 2017, which directed the FERC to exercise its authority to set just and reasonable rates that recognize the “resiliency” value provided by generation plants with certain characteristics, including having 90-days or more of on-site fuel and operating in markets where they do not receive rate base treatment through state ratemaking. Nuclear and coal-fired generation plants would have been most likely to be able to meet the requirements. As proposed, the DOE would value resiliency through rates that recover “compensable costs” that were defined to include the recovery of operating and fuel expenses, debt service and a fair return on equity. On January 8, 2018, the FERC issued an order terminating this docket stating that it failed to satisfy the legal requirements of Section 206 of the Federal Power Act of 1935. The FERC initiated a new docket to take additional steps to explore resilience issues in RTOs/ISOs. The goal of this new proceeding is to: (1) develop a common understanding among the FERC, State Commissions, RTOs/ISOs, transmission owners, and others as to what resilience of the bulk power system means and requires; (2) understand how each RTO and ISO assesses resilience in its geographic footprint; and (3) use this information to evaluate whether additional action regarding resilience is appropriate at this time. It is not possible to predict the impact of this proceeding on our business, financial condition and results of operations.

FAC and Authorized Annual Jurisdictional Net Operating Income

IPL may apply to the IURC for a change in IPL’s fuel charge every three months to recover IPL’s estimated fuel costs, including the energy portion of purchased power costs, which may be above or below the levels included in IPL’s basic rates and charges. IPL must present evidence in each FAC proceeding that it has made every reasonable effort to acquire fuel and generate or purchase power or both so as to provide electricity to its retail customers at the lowest fuel cost reasonably possible.

Independent of the IURC’s ability to review basic rates and charges, Indiana law requires electric utilities under the jurisdiction of the IURC to meet operating expense and income test requirements as a condition for approval of requested changes in the FAC. A utility may be unable to recover all of its fuel costs if its rolling twelve-month operating income, determined at quarterly measurement dates, exceeds its authorized annual jurisdictional net operating income and there are not sufficient applicable cumulative net operating income deficiencies (“Cumulative Deficiencies”) to offset it. The Cumulative Deficiencies calculation provides that only five years’ worth of historical earnings deficiencies or surpluses are included, unless it has been greater than five years since the most recent rate case.
In each of the last three calendar years, IPL has reported earnings in excess of the authorized level for each of the four quarterly reporting periods in those years, however IPL was not required to reduce its fuel cost recovery because of its Cumulative Deficiencies. During 2020, IPL's Cumulative Deficiencies dropped to zero and thus IPL recorded a reduction to revenue of $10.0 million in 2020. IPL's regulatory liability attributed to the Cumulative Deficiencies calculation was $7.7 million as of December 31, 2020, which is recorded within "Regulatory liabilities, current" on the accompanying Consolidated Balance Sheets.

ECCRA

IPL may apply to the IURC for approval of a rate adjustment known as the ECCRA periodically to recover costs (including a return) to comply with certain environmental regulations applicable to IPL’s generating stations. The total amount of IPL’s equipment approved for ECCRA recovery as of December 31, 2020 was $22.5 million. The jurisdictional revenue requirement approved by the IURC to be included in IPL’s rates for the twelve-month period ending February 2021 was a net credit to customers of $31.2 million. This amount is significantly lower than ECCRA periods prior to 2019 as a result of (i) having the vast majority of the ECCRA projects rolled into IPL’s basic rates and charges effective December 5, 2018 as a result of the 2018 Base Rate Order and (ii) the approximately $50 million of customer benefits being flowed through the ECCRA as a result of the 2018 Base Rate Order, as described above. The only equipment still remaining in the ECCRA as of December 31, 2020 are certain projects associated with NAAQS compliance.

DSM

Through various rate orders from the IURC, IPL has been able to recover its costs of implementing various DSM programs throughout the periods covered by this report. In 2020, 2019 and 2018, IPL also had the ability to receive performance incentives, dependent upon the level of success of the programs. Performance incentives included in revenues for the years ended December 31, 2020, 2019 and 2018 were $6.0 million, $7.5 million and $3.8 million, respectively.

On February 7, 2018, the IURC approved a settlement agreement approving a three year DSM plan for IPL through 2020. The approval included cost recovery of programs as well as performance incentives, depending on the level of success of the programs. The order also approved recovery of lost revenues, consistent with the provisions of the settlement agreement.

On December 29, 2020, the IURC approved a settlement agreement establishing a new three year DSM plan for IPL through 2023. The approval included cost recovery of programs as well as performance incentives, depending on the level of success of the programs. The order also approved recovery of lost revenues, consistent with the provisions of the settlement agreement.

Wind and Solar Power Purchase Agreements

We are committed under a power purchase agreement to purchase all wind-generated electricity through 2029 from a wind project in Indiana. We are also committed under another agreement to purchase all wind-generated electricity through 2031 from a project in Minnesota. The Indiana project has a maximum output capacity of approximately 100 MW and the Minnesota project has a maximum output capacity of approximately 200 MW. In addition, we have 96.4 MW of solar-generated electricity in our service territory under long-term contracts (these long-term contracts have expiration dates ranging from 2021 to 2033), of which 95.9 MW was in operation as of December 31, 2020. We have authority from the IURC to recover the costs for all of these agreements through an adjustment mechanism administered within the FAC. If and when IPL sells the renewable energy attributes (in the form of renewable energy credits) generated from these facilities, the proceeds would pass back to benefit IPL’s retail customers through the FAC.

Taxes

On January 3, 2018, the IURC opened a generic investigation to review and consider the impacts from the TCJA and how any resulting benefits should be realized by customers. The IURC’s order opening this investigation directed Indiana utilities to apply regulatory accounting treatment, such as the use of regulatory assets and regulatory liabilities, for all estimated impacts resulting from the TCJA. On February 16, 2018, the IURC issued an order establishing two phases of the investigation. The first phase (“Phase I”) directed respondent utilities (including IPL) to make a filing to remove from respondents’ rates and charges for service, the impact of a lower federal income tax rate. The second phase (“Phase II”) was established to address remaining issues from the TCJA, including treatment of deferred taxes and how these benefits will be realized by customers. On August 29, 2018, the IURC approved a settlement agreement filed by IPL and various other parties to resolve the Phase I issues of the TCJA tax expense via a credit through the ECCRA rate adjustment mechanism of $9.5 million. The 2018 Base Rate Order described above resolved the Phase II and all other issues regarding the TCJA impact on IPL's rates and includes an additional credit of $14.3 million to be paid by IPL to its customers through the ECCRA rate adjustment mechanism over two years beginning in March 2019.

TDSIC

In 2013, Senate Enrolled Act 560, the Transmission, Distribution, and Storage System Improvement Charge ("TDSIC") statute, was signed into law.  The TDSIC statute was revised in 2019. Among other provisions, this legislation provides for cost recovery outside of a base rate proceeding for new or replacement electric and gas transmission, distribution, and storage projects that a public utility undertakes for the purposes of safety, reliability, system modernization, or economic development. Provisions of the TDSIC statute require that, among other things, requests for recovery include a plan of at least five years and not more than seven for eligible investments. The first eighty percent of eligible costs can be recovered using a periodic rate adjustment mechanism. The cost recovery mechanism is referred to as a TDSIC mechanism. Recoverable costs include a return on, and of, the investment, including AFUDC, post-in-service carrying charges, operation and maintenance expenses, depreciation and property taxes. The remaining twenty percent of recoverable costs are to be deferred for future recovery in the public utility’s next base rate case. The periodic rate adjustment mechanism is capped at an annual increase of no more than two percent of total retail revenues.

On March 4, 2020, the IURC issued an order approving the projects in a seven-year TDSIC Plan for eligible transmission, distribution and storage system improvements totaling $1.2 billion from 2020 through 2027. On June 18, 2020, IPL filed its first annual TDSIC rate adjustment (TDSIC 1) for a return on and of investments through March 31, 2020. On October 14, 2020, the IURC issued an order approving this TDSIC rate adjustment, which was reflected in rates effective November 2020. On December 23, 2020, IPL filed its first annual TDSIC plan update filing (TDSIC 2), which was staggered by six months from TDSIC 1 as ordered by the IURC.

IRP Filing

In December 2019, IPL filed its IRP, which describes IPL's Preferred Resource Portfolio for meeting generation capacity needs for serving IPL's retail customers over the next several years. IPL's Preferred Resource Portfolio is its reasonable least cost option and provides a cleaner and more diverse generation mix for customers. IPL's Preferred Resource Portfolio includes the retirement of approximately 630 MW of coal-fired generation at Petersburg Units 1 and 2 in 2021 and 2023, respectively. Based on extensive modeling, IPL has determined that the cost of operating Petersburg Units 1 and 2 exceeds the value customers receive compared to alternative resources. Retirement of these units allows the company to cost-effectively diversify the portfolio and transition to lower cost and cleaner resources while maintaining a reliable system.

IPL issued an all-source Request for Proposal on December 20, 2019, in order to competitively procure replacement capacity by June 1, 2023, which is the first year IPL is expected to have a capacity shortfall. Our modeling indicated that a combination of wind, solar, storage, and energy efficiency would be the lowest reasonable cost option for the replacement capacity, but IPL continues to assess the type, size, and location of resources in the bids we received. As a result of the plans to retire Petersburg Units 1 and 2, IPL recorded a $6.2 million obsolescence loss in December 2019 for materials and supplies inventory IPL does not believe will be utilized by the planned retirement dates, which is recorded in "Operating expenses - Operation and maintenance" on the accompanying Consolidated Statements of Operations. In December 2020, IPL reclassified net property, plant and equipment of $74.5 million, associated with the probable Petersburg Unit 1 retirement, to long-term regulatory assets. On February 5, 2021, IPL announced an agreement to acquire a 195 MW solar project. Expected to be completed in 2023, the solar project will be located in Clinton County, Indiana and Invenergy will develop the project and manage construction. The acquisition agreement is subject to approval from the IURC. On February 12, 2021, IPL filed a petition and case-in-chief with the IURC seeking a CPCN for this solar project.
IURC COVID-19 Orders

In its June 29, 2020 order, the IURC extended the disconnection moratorium for IURC-jurisdictional utilities through August 14, 2020, which has lapsed. Additionally, the IURC authorized Indiana utilities to use regulatory accounting for any impacts associated with prohibiting utility disconnections, waiver or exclusion of certain utility fees (i.e., late fees, convenience fees, deposits, and reconnection fees), and also required utilities to use expanded payment arrangements to aid customers. The IURC also authorized regulatory accounting treatment for COVID-19 related uncollectible and incremental bad debt expense.

On August 12, 2020, the IURC required all jurisdictional utilities to continue offering extended payment arrangements for a minimum of six months to all customers for an additional 60 days, until October 12, 2020, which the IURC again extended through December 31, 2020 for residential customers on October 27, 2020. The IURC also continued to suspend the collection of certain utility fees (late fees, deposits, and disconnection/reconnection fees) from residential customers for an additional 60 days, until October 12, 2020, after which utilities were allowed to resume charging convenience fees as set forth in the rate and charges established in their Commission-approved tariffs.

As a result of these orders, IPL has recorded a $6.4 million regulatory asset as of December 31, 2020. Additionally, IPL implemented and extended flexible payment assistance plans to customers during 2020.

Phase Two of the IURC investigation is expected to focus on longer-term issues related to COVID-19. Among other things, the issues may include consideration of appropriate methodology to review the reasonableness, necessity, and prudency of any COVID-19-related cost recovery requests in future rate cases. For further discussion on the COVID-19 pandemic, see Note 15, "Risks and Uncertainties - COVID-19 Pandemic".
Regulatory Assets and Liabilities

Regulatory assets represent deferred costs or credits that have been included as allowable costs or credits for ratemaking purposes. IPL has recorded regulatory assets or liabilities relating to certain costs or credits as authorized by the IURC or established regulatory practices in accordance with ASC 980. IPL is amortizing non tax-related regulatory assets to expense over periods ranging from 1 to 45 years. Tax-related regulatory assets represent the net income tax costs to be considered in future regulatory proceedings generally as the tax-related amounts are paid.

The amounts of regulatory assets and regulatory liabilities at December 31 are as follows:

	2020	2019	Recovery Period
	(In Thousands)
Regulatory Assets
Current:
Undercollections of rate riders	$31,569	$22,216	Approximately 1 year(1)
Costs being recovered through basic rates and charges	13,861	15,182	Approximately 1 year(1)
Total current regulatory assets	45,430	37,398
Long-term:
Unrecognized pension and other
postretirement benefit plan costs	149,374	176,646	Various (2)
Deferred MISO costs	61,267	74,660	Through 2026(1)
Unamortized Petersburg Unit 4 carrying
charges and certain other costs	5,975	7,030	Through 2026(1)(3)
Unamortized reacquisition premium on debt	17,018	18,330	Over remaining life of debt
Environmental projects	74,637	78,021	Through 2046(1)(3)
COVID-19	6,391	—	To be determined
TDSIC projects	2,747	—	36.3 years(1)(3)
Petersburg Unit 1 retirement	74,545	—	Through 2035(3)(5)
Other miscellaneous	847	927	Various (4)
Total long-term regulatory assets	392,801	355,614
Total regulatory assets	$438,231	$393,012
Regulatory Liabilities
Current:
Overcollections and other credits being passed
to customers through rate riders	$29,493	$51,790	Approximately 1 year(1)
FTRs	543	864	Approximately 1 year(1)
Total current regulatory liabilities	30,036	52,654
Long-term:
ARO and accrued asset removal costs	723,897	719,680	Not applicable
Deferred income taxes payable to customers through rates	112,957	122,156	Various
Long-term portion of credits being passed to customers
through rate riders	—	3,337	Through 2020
Other miscellaneous	2,506	1,257	To be determined
Total long-term regulatory liabilities	839,360	846,430
Total regulatory liabilities	$869,396	$899,084

(1)Recovered (credited) per specific rate orders
(2)IPL receives a return on its discretionary funding
(3)Recovered with a current return
(4) The majority of these costs are being recovered in basic rates and charges through 2026. For the remainder, recovery is probable, but the timing is not yet determined.
(5) Recovered per regulatory precedent.
Current Regulatory Assets and Liabilities

Current regulatory assets and liabilities primarily represent costs that are being recovered per specific rate order; recovery for the remaining costs is probable, but not certain. As current assets, this includes undercollection of adjustment mechanisms for: (i) DSM, (ii) Off System Sales Margin Sharing, (iii) Capacity Cost Recovery and (iv) TDSIC. It also includes the current portion of deferred MISO costs and environmental costs which are described in greater detail below. As current liabilities, this includes overcollection of green power costs, MISO rider costs, fuel costs (including the NOI liability) and ECCRA costs.

Deferred Fuel

Deferred fuel costs are a component of current regulatory assets or liabilities (which is a result of IPL charging either more or less for fuel than our actual costs to our jurisdictional customers) and are expected to be recovered through future FAC proceedings. IPL records deferred fuel in accordance with standards prescribed by the FERC. The deferred fuel adjustment is the result of variances between estimated fuel and purchased power costs in IPL’s FAC and actual fuel and purchased power costs. IPL is generally permitted to recover underestimated fuel and purchased power costs in future rates through the FAC proceedings and therefore the costs are deferred when incurred and amortized into fuel expense in the same period that IPL’s rates are adjusted to reflect these costs.

Unrecognized Pension and Postretirement Benefit Plan Costs

In accordance with ASC 715 “Compensation – Retirement Benefits” and ASC 980, we recognize a regulatory asset equal to the unrecognized actuarial gains and losses and prior service costs. Pension expenses are recorded based on the benefit plan’s actuarially determined pension liability and associated level of annual expenses to be recognized. The other postretirement benefit plan’s deferred benefit cost is the excess of the other postretirement benefit liability over the amount previously recognized.

Deferred MISO Costs

These consist of administrative costs for transmission services, transmission expansion cost sharing, and certain other operational and administrative costs from the MISO market. These costs are being recovered per specific rate order.

Unamortized Petersburg Unit 4 Carrying Charges and Certain Other Costs

These consist of deferred debt carrying costs, depreciation, and post-in-service Allowance for Funds Used During Construction ("AFUDC") on Petersburg Unit 4. These costs are being recovered per specific rate order.

Unamortized Reacquisition Premium on Debt

This regulatory asset represents losses on long-term debt reacquired or redeemed in prior periods that have been deferred. These deferred losses are being amortized over the lives of the original issues in accordance with the rules of the FERC and the IURC.

Environmental Costs

These consist of various costs incurred to comply with environmental regulations. These costs were approved for recovery either through IPL's ECCRA proceedings or in the 2018 Base Rate Order. Amortization periods vary, ranging from 3 to 45 years.

COVID-19 Costs

These consist of deferred fees (foregone late fees, reconnection fees and disconnection fees), as well as deferred convenience payments and incremental bad debt expense as the result of COVID-19. See "IURC COVID-19 Orders" above for additional discussion.
TDSIC Costs

These consist of various costs incurred for IPL's approved TDSIC Plan. These costs were approved for recovery through IPL's TDSIC proceedings and amortization periods range from 3 to 31 years. See "TDSIC" above for additional discussion.

Petersburg Unit 1 Retirement Costs

These consist of the estimated remaining net book value of Petersburg Unit 1 at its anticipated date of retirement. It was determined that the Petersburg Unit 1 retirement became probable, in accordance with ASC 980, in the fourth quarter of 2020. As it is expected that the entire carrying value of the asset will be recoverable through future rates, no loss on abandonment was recorded and the asset was reclassified from net property, plant and equipment to a long-term regulatory asset. See "IRP Filing" above for additional discussion.

FTRs

In connection with IPL’s participation in MISO, in the second quarter of each year IPL is granted financial instruments that can be converted into cash or FTRs based on IPL’s forecasted peak load for the period. See Note 4, "Fair Value - Fair Value Hierarchy and Valuation Techniques - Financial Assets - FTRs" for additional information.

ARO and Accrued Asset Removal Costs

In accordance with ASC 410 and ASC 980, IPL recognizes the amount collected in customer rates for costs of removal that do not have an associated legal retirement obligation as a deferred regulatory liability. This amount is net of the portion of legal ARO costs that is also currently being recovered in rates.

Deferred Income Taxes Recoverable/Payable Through Rates

A deferred income tax asset or liability is created from a difference in timing of income recognition between tax laws and accounting methods. As a regulated utility, IPL includes in ratemaking the impacts of current income taxes and changes in deferred income tax liabilities or assets.

On December 22, 2017, the U.S. federal government enacted the TCJA, which, among other things, reduced the federal corporate income tax rate from 35% to 21%, beginning January 1, 2018. As required by GAAP, on December 31, 2017, IPL and IPALCO remeasured their deferred income tax assets and liabilities using the new tax rate. The impact of the reduction of the income tax rate on deferred income taxes was utilized in the 2018 Base Rate Order to reduce jurisdictional retail rates. Accordingly, we have a net regulatory deferred income tax liability of $113.0 million and $122.2 million as of December 31, 2020 and 2019, respectively.

Indianapolis Power And Light Company
Entity Information [Line Items]
Regulatory Assets and Liabilities	. REGULATORY MATTERS
General

IPL is subject to regulation by the IURC as to its services and facilities, the valuation of property, the construction, purchase, or lease of electric generating facilities, the classification of accounts, rates of depreciation, retail rates and charges, the issuance of securities (other than evidences of indebtedness payable less than twelve months after the date of issue), the acquisition and sale of some public utility properties or securities and certain other matters.

In addition, IPL is subject to the jurisdiction of the FERC with respect to, among other things, short-term borrowings not regulated by the IURC, the sale of electricity at wholesale, the transmission of electric energy in interstate commerce, the classification of accounts, reliability standards, and the acquisition and sale of utility property in certain circumstances as provided by the Federal Power Act. As a regulated entity, IPL is required to use certain accounting methods prescribed by regulatory bodies which may differ from those accounting methods required to be used by unregulated entities.

IPL is also affected by the regulatory jurisdiction of the EPA at the federal level, and the IDEM at the state level. Other significant regulatory agencies affecting IPL include, but are not limited to, the NERC, the U.S. Department of Labor and the IOSHA.

Basic Rates and Charges

IPL’s basic rates and charges represent the largest component of its annual revenues. IPL’s basic rates and charges are determined after giving consideration, on a pro-forma basis, to all allowable costs for ratemaking purposes including a fair return on the fair value of the utility property used and useful in providing service to customers. These basic rates and charges are set and approved by the IURC after public hearings. Such proceedings, which have occurred at irregular intervals, involve IPL, the IURC, the Indiana Office of Utility Consumer Counselor, and other interested stakeholders. Pursuant to statute, the IURC is to conduct a periodic review of the basic rates and charges of all Indiana utilities at least once every four years, but the IURC has the authority to review the rates of any Indiana utility at any time. Once set, the basic rates and charges authorized do not assure the realization of a fair return on the fair value of property.

IPL’s declining block rate structure generally provides for residential and commercial customers to be charged a lower per kWh rate at higher consumption levels. Therefore, as volumes increase, the weighted average price per kWh decreases. Numerous factors including, but not limited to, weather, inflation, customer growth and usage, the level of actual operating and maintenance expenditures, fuel costs, generating unit availability, and capital expenditures including those required by environmental regulations can affect the return realized.

Base Rate Orders

On October 31, 2018, the IURC issued an order approving an uncontested settlement agreement previously filed with the IURC by IPL for a $43.9 million, or 3.2%, increase to annual revenues (the "2018 Base Rate Order"). The 2018 Base Rate Order includes recovery through rates of the CCGT at Eagle Valley completed in the first half of 2018, as well as other construction projects and changes to operating income since the 2016 Base Rate Order. New basic rates and charges became effective on December 5, 2018. The 2018 Base Rate Order also provides customers approximately $50 million in benefits, which are flowing to customers over the two-year period that began March 2019, via the ECCRA rate adjustment mechanism. This liability, less amounts returned to IPL's customers during 2020 and 2019, is recorded primarily in "Regulatory liabilities, current" ($4.7 million and $25.1 million as of December 31, 2020 and 2019, respectively) and "Regulatory liabilities, non-current" ($0.0 million and $4.7 million as of December 31, 2020 and 2019, respectively) on the accompanying Consolidated Balance Sheets. In addition, the 2018 Base Rate Order provides that annual wholesale margins earned above (or below) the benchmark of $16.3 million shall be passed back (or charged) to customer rates through a rate adjustment mechanism. Prior to the 2018 Base Rate Order, wholesale sales margins were shared with customers 50% above and below an established benchmark of $6.3 million. Similarly, the 2018 Base Rate Order provides that all capacity sales above (or below) a benchmark of $11.3 million shall be passed back (or charged) to customer rates through a rate adjustment mechanism. The 2018 Base Rate Order also approved changes to IPL's depreciation and amortization rates (including no longer deferring depreciation on the CCGT at Eagle Valley) which altogether represent a net expense increase of approximately $28.7 million annually.

Other

The DOE issued a Notice of Proposed Rule Making on September 29, 2017, which directed the FERC to exercise its authority to set just and reasonable rates that recognize the “resiliency” value provided by generation plants with certain characteristics, including having 90-days or more of on-site fuel and operating in markets where they do not receive rate base treatment through state ratemaking. Nuclear and coal-fired generation plants would have been most likely to be able to meet the requirements. As proposed, the DOE would value resiliency through rates that recover “compensable costs” that were defined to include the recovery of operating and fuel expenses, debt service and a fair return on equity. On January 8, 2018, the FERC issued an order terminating this docket stating that it failed to satisfy the legal requirements of Section 206 of the Federal Power Act of 1935. The FERC initiated a new docket to take additional steps to explore resilience issues in RTOs/ISOs. The goal of this new proceeding is to: (1) develop a common understanding among the FERC, State Commissions, RTOs/ISOs, transmission owners, and others as to what resilience of the bulk power system means and requires; (2) understand how each RTO and ISO assesses resilience in its geographic footprint; and (3) use this information to evaluate whether additional action regarding resilience is appropriate at this time. It is not possible to predict the impact of this proceeding on our business, financial condition and results of operations.

FAC and Authorized Annual Jurisdictional Net Operating Income

IPL may apply to the IURC for a change in IPL’s fuel charge every three months to recover IPL’s estimated fuel costs, including the energy portion of purchased power costs, which may be above or below the levels included in IPL’s basic rates and charges. IPL must present evidence in each FAC proceeding that it has made every reasonable effort to acquire fuel and generate or purchase power or both so as to provide electricity to its retail customers at the lowest fuel cost reasonably possible.

Independent of the IURC’s ability to review basic rates and charges, Indiana law requires electric utilities under the jurisdiction of the IURC to meet operating expense and income test requirements as a condition for approval of requested changes in the FAC. A utility may be unable to recover all of its fuel costs if its rolling twelve-month operating income, determined at quarterly measurement dates, exceeds its authorized annual jurisdictional net operating income and there are not sufficient applicable cumulative net operating income deficiencies (“Cumulative Deficiencies”) to offset it. The Cumulative Deficiencies calculation provides that only five years’ worth of historical earnings deficiencies or surpluses are included, unless it has been greater than five years since the most recent rate case.

In each of the last three calendar years, IPL has reported earnings in excess of the authorized level for each of the four quarterly reporting periods in those years, however IPL was not required to reduce its fuel cost recovery because of its Cumulative Deficiencies. During 2020, IPL's Cumulative Deficiencies dropped to zero and thus IPL recorded a reduction to revenue of $10.0 million in 2020. IPL's regulatory liability attributed to the Cumulative Deficiencies calculation was $7.7 million as of December 31, 2020, which is recorded within "Regulatory liabilities, current" on the accompanying Consolidated Balance Sheets.

ECCRA

IPL may apply to the IURC for approval of a rate adjustment known as the ECCRA periodically to recover costs (including a return) to comply with certain environmental regulations applicable to IPL’s generating stations. The total amount of IPL’s equipment approved for ECCRA recovery as of December 31, 2020 was $22.5 million. The jurisdictional revenue requirement approved by the IURC to be included in IPL’s rates for the twelve-month period ending February 2021 was a net credit to customers of $31.2 million. This amount is significantly lower than ECCRA periods prior to 2019 as a result of (i) having the vast majority of the ECCRA projects rolled into IPL’s basic rates and charges effective December 5, 2018 as a result of the 2018 Base Rate Order and (ii) the approximately $50 million of customer benefits being flowed through the ECCRA as a result of the 2018 Base Rate Order, as described above. The only equipment still remaining in the ECCRA as of December 31, 2020 are certain projects associated with NAAQS compliance.

DSM

Through various rate orders from the IURC, IPL has been able to recover its costs of implementing various DSM programs throughout the periods covered by this report. In 2020, 2019 and 2018, IPL also had the ability to receive performance incentives, dependent upon the level of success of the programs. Performance incentives included in revenues for the years ended December 31, 2020, 2019 and 2018 were $6.0 million, $7.5 million and $3.8 million, respectively.

On February 7, 2018, the IURC approved a settlement agreement approving a three year DSM plan for IPL through 2020. The approval included cost recovery of programs as well as performance incentives, depending on the level of success of the programs. The order also approved recovery of lost revenues, consistent with the provisions of the settlement agreement.

On December 29, 2020, the IURC approved a settlement agreement establishing a new three year DSM plan for IPL through 2023. The approval included cost recovery of programs as well as performance incentives, depending on the level of success of the programs. The order also approved recovery of lost revenues, consistent with the provisions of the settlement agreement.

Wind and Solar Power Purchase Agreements

IPL is committed under a power purchase agreement to purchase all wind-generated electricity through 2029 from a wind project in Indiana. IPL is also committed under another agreement to purchase all wind-generated electricity through 2031 from a project in Minnesota. The Indiana project has a maximum output capacity of approximately 100 MW and the Minnesota project has a maximum output capacity of approximately 200 MW. In addition, IPL has 96.4 MW of solar-generated electricity in its service territory under long-term contracts (these long-term contracts have expiration dates ranging from 2021 to 2033), of which 95.9 MW was in operation as of December 31, 2020. IPL has authority from the IURC to recover the costs for all of these agreements through an adjustment mechanism administered within the FAC. If and when IPL sells the renewable energy attributes (in the form of renewable energy credits) generated from these facilities, the proceeds would pass back to benefit IPL’s retail customers through the FAC.

Taxes

On January 3, 2018, the IURC opened a generic investigation to review and consider the impacts from the TCJA and how any resulting benefits should be realized by customers. The IURC’s order opening this investigation directed Indiana utilities to apply regulatory accounting treatment, such as the use of regulatory assets and regulatory liabilities, for all estimated impacts resulting from the TCJA. On February 16, 2018, the IURC issued an order establishing two phases of the investigation. The first phase (“Phase I”) directed respondent utilities (including IPL) to make a filing to remove from respondents’ rates and charges for service, the impact of a lower federal income tax rate. The second phase (“Phase II”) was established to address remaining issues from the TCJA, including treatment of deferred taxes and how these benefits will be realized by customers. On August 29, 2018, the IURC approved a settlement agreement filed by IPL and various other parties to resolve the Phase I issues of the TCJA tax expense via a credit through the ECCRA rate adjustment mechanism of $9.5 million. The 2018 Base Rate Order described above resolved the Phase II and all other issues regarding the TCJA impact on IPL's rates and includes an additional credit of $14.3 million to be paid by IPL to its customers through the ECCRA rate adjustment mechanism over two years beginning in March 2019.

TDSIC

In 2013, Senate Enrolled Act 560, the Transmission, Distribution, and Storage System Improvement Charge ("TDSIC") statute, was signed into law.  The TDSIC statute was revised in 2019. Among other provisions, this legislation provides for cost recovery outside of a base rate proceeding for new or replacement electric and gas transmission, distribution, and storage projects that a public utility undertakes for the purposes of safety, reliability, system modernization, or economic development. Provisions of the TDSIC statute require that, among other things, requests for recovery include a plan of at least five years and not more than seven for eligible investments. The first eighty percent of eligible costs can be recovered using a periodic rate adjustment mechanism. The cost recovery mechanism is referred to as a TDSIC mechanism. Recoverable costs include a return on, and of, the investment, including AFUDC, post-in-service carrying charges, operation and maintenance expenses, depreciation and property taxes. The remaining twenty percent of recoverable costs are to be deferred for future recovery in the public utility’s next base rate case. The periodic rate adjustment mechanism is capped at an annual increase of no more than two percent of total retail revenues.

On March 4, 2020, the IURC issued an order approving the projects in a seven-year TDSIC Plan for eligible transmission, distribution and storage system improvements totaling $1.2 billion from 2020 through 2027. On June 18, 2020, IPL filed its first annual TDSIC rate adjustment (TDSIC 1) for a return on and of investments through March 31, 2020. On October 14, 2020, the IURC issued an order approving this TDSIC rate adjustment, which was reflected in rates effective November 2020. On December 23, 2020, IPL filed its first annual TDSIC plan update filing (TDSIC 2), which was staggered by six months from TDSIC 1 as ordered by the IURC.
IRP Filing

In December 2019, IPL filed its IRP, which describes IPL's Preferred Resource Portfolio for meeting generation capacity needs for serving IPL's retail customers over the next several years. IPL's Preferred Resource Portfolio is its reasonable least cost option and provides a cleaner and more diverse generation mix for customers. IPL's Preferred Resource Portfolio includes the retirement of approximately 630 MW of coal-fired generation at Petersburg Units 1 and 2 in 2021 and 2023, respectively. Based on extensive modeling, IPL has determined that the cost of operating Petersburg Units 1 and 2 exceeds the value customers receive compared to alternative resources. Retirement of these units allows the company to cost-effectively diversify the portfolio and transition to lower cost and cleaner resources while maintaining a reliable system.

IPL issued an all-source Request for Proposal on December 20, 2019, in order to competitively procure replacement capacity by June 1, 2023, which is the first year IPL is expected to have a capacity shortfall. Our modeling indicated that a combination of wind, solar, storage, and energy efficiency would be the lowest reasonable cost option for the replacement capacity, but IPL continues to assess the type, size, and location of resources in the bids we received. As a result of the plans to retire Petersburg Units 1 and 2, IPL recorded a $6.2 million obsolescence loss in December 2019 for materials and supplies inventory IPL does not believe will be utilized by the planned retirement dates, which is recorded in "Operating expenses - Operation and maintenance" on the accompanying Consolidated Statements of Operations. In December 2020, IPL reclassified net property, plant and equipment of $74.5 million, associated with the probable Petersburg Unit 1 retirement, to long-term regulatory assets. On February 5, 2021, IPL announced an agreement to acquire a 195 MW solar project. Expected to be completed in 2023, the solar project will be located in Clinton County, Indiana and Invenergy will develop the project and manage construction. The acquisition agreement is subject to approval from the IURC. On February 12, 2021, IPL filed a petition and case-in-chief with the IURC seeking a CPCN for this solar project.

IURC COVID-19 Orders

In its June 29, 2020 order, the IURC extended the disconnection moratorium for IURC-jurisdictional utilities through August 14, 2020, which has lapsed. Additionally, the IURC authorized Indiana utilities to use regulatory accounting for any impacts associated with prohibiting utility disconnections, waiver or exclusion of certain utility fees (i.e., late fees, convenience fees, deposits, and reconnection fees), and also required utilities to use expanded payment arrangements to aid customers. The IURC also authorized regulatory accounting treatment for COVID-19 related uncollectible and incremental bad debt expense.

On August 12, 2020, the IURC required all jurisdictional utilities to continue offering extended payment arrangements for a minimum of six months to all customers for an additional 60 days, until October 12, 2020, which the IURC again extended through December 31, 2020 for residential customers on October 27, 2020. The IURC also continued to suspend the collection of certain utility fees (late fees, deposits, and disconnection/reconnection fees) from residential customers for an additional 60 days, until October 12, 2020, after which utilities were allowed to resume charging convenience fees as set forth in the rate and charges established in their Commission-approved tariffs.

As a result of these orders, IPL has recorded a $6.4 million regulatory asset as of December 31, 2020. Additionally, IPL implemented and extended flexible payment assistance plans to customers during 2020.

Phase Two of the IURC investigation is expected to focus on longer-term issues related to COVID-19. Among other things, the issues may include consideration of appropriate methodology to review the reasonableness, necessity, and prudency of any COVID-19-related cost recovery requests in future rate cases. For further discussion on the COVID-19 pandemic, see Note 15, "Risks and Uncertainties - COVID-19 Pandemic".
Regulatory Assets and Liabilities

Regulatory assets represent deferred costs or credits that have been included as allowable costs or credits for ratemaking purposes. IPL has recorded regulatory assets or liabilities relating to certain costs or credits as authorized by the IURC or established regulatory practices in accordance with ASC 980. IPL is amortizing non tax-related regulatory assets to expense over periods ranging from 1 to 45 years. Tax-related regulatory assets represent the net income tax costs to be considered in future regulatory proceedings generally as the tax-related amounts are paid.

The amounts of regulatory assets and regulatory liabilities at December 31 are as follows:

	2020	2019	Recovery Period
	(In Thousands)
Regulatory Assets
Current:
Undercollections of rate riders	$31,569	$22,216	Approximately 1 year(1)
Costs being recovered through basic rates and charges	13,861	15,182	Approximately 1 year(1)
Total current regulatory assets	45,430	37,398
Long-term:
Unrecognized pension and other
postretirement benefit plan costs	149,374	176,646	Various(2)
Deferred MISO costs	61,267	74,660	Through 2026(1)
Unamortized Petersburg Unit 4 carrying
charges and certain other costs	5,975	7,030	Through 2026(1)(3)
Unamortized reacquisition premium on debt	17,018	18,330	Over remaining life of debt
Environmental projects	74,637	78,021	Through 2046(1)(3)
COVID-19	6,391	—	To be determined
TDSIC projects	2,747	—	36.3 years(1)(3)
Petersburg Unit 1 retirement	74,545	—	Through 2035(3)(5)
Other miscellaneous	847	927	Various(4)
Total long-term regulatory assets	392,801	355,614
Total regulatory assets	$438,231	$393,012
Regulatory Liabilities
Current:
Overcollections and other credits being passed
to customers through rate riders	$29,493	$51,790	Approximately 1 year(1)
FTRs	543	864	Approximately 1 year(1)
Total current regulatory liabilities	30,036	52,654
Long-term:
ARO and accrued asset removal costs	723,897	719,680	Not applicable
Deferred income taxes payable to customers through rates	112,957	122,156	Various
Long-term portion of credits being passed to customers
through rate riders	—	3,337	Through 2020
Other miscellaneous	2,506	1,257	To be determined
Total long-term regulatory liabilities	839,360	846,430
Total regulatory liabilities	$869,396	$899,084

(1)Recovered (credited) per specific rate orders
(2)IPL receives a return on its discretionary funding
(3)Recovered with a current return
(4) The majority of these costs are being recovered in basic rates and charges through 2026. For the remainder, recovery is probable, but the timing is not yet determined.
(5) Recovered per regulatory precedent.
Current Regulatory Assets and Liabilities

Current regulatory assets and liabilities primarily represent costs that are being recovered per specific rate order; recovery for the remaining costs is probable, but not certain. As current assets, this includes undercollection of adjustment mechanisms for: (i) DSM, (ii) Off System Sales Margin Sharing, (iii) Capacity Cost Recovery and (iv) TDSIC. It also includes the current portion of deferred MISO costs and environmental costs which are described in greater detail below. As current liabilities, this includes overcollection of green power costs, MISO rider costs, fuel costs (including the NOI liability) and ECCRA costs.

Deferred Fuel

Deferred fuel costs are a component of current regulatory assets or liabilities (which is a result of IPL charging either more or less for fuel than our actual costs to our jurisdictional customers) and are expected to be recovered through future FAC proceedings. IPL records deferred fuel in accordance with standards prescribed by the FERC. The deferred fuel adjustment is the result of variances between estimated fuel and purchased power costs in IPL’s FAC and actual fuel and purchased power costs. IPL is generally permitted to recover underestimated fuel and purchased power costs in future rates through the FAC proceedings and therefore the costs are deferred when incurred and amortized into fuel expense in the same period that IPL’s rates are adjusted to reflect these costs.

Unrecognized Pension and Postretirement Benefit Plan Costs

In accordance with ASC 715 “Compensation – Retirement Benefits” and ASC 980, IPL recognizes a regulatory asset equal to the unrecognized actuarial gains and losses and prior service costs. Pension expenses are recorded based on the benefit plan’s actuarially determined pension liability and associated level of annual expenses to be recognized. The other postretirement benefit plan’s deferred benefit cost is the excess of the other postretirement benefit liability over the amount previously recognized.

Deferred MISO Costs

These consist of administrative costs for transmission services, transmission expansion cost sharing, and certain other operational and administrative costs from the MISO market. These costs are being recovered per specific rate order.

Unamortized Petersburg Unit 4 Carrying Charges and Certain Other Costs

These consist of deferred debt carrying costs, depreciation, and post-in-service Allowance for Funds Used During Construction ("AFUDC") on Petersburg Unit 4. These costs are being recovered per specific rate order.

Unamortized Reacquisition Premium on Debt

This regulatory asset represents losses on long-term debt reacquired or redeemed in prior periods that have been deferred. These deferred losses are being amortized over the lives of the original issues in accordance with the rules of the FERC and the IURC.

Environmental Costs

These consist of various costs incurred to comply with environmental regulations. These costs were approved for recovery either through IPL's ECCRA proceedings or in the 2018 Base Rate Order. Amortization periods vary, ranging from 3 to 45 years.

COVID-19 Costs

These consist of deferred fees (foregone late fees, reconnection fees and disconnection fees), as well as deferred convenience payments and incremental bad debt expense as the result of COVID-19. See "IURC COVID-19 Orders" above for additional discussion.
TDSIC Costs

These consist of various costs incurred for IPL's approved TDSIC Plan. These costs were approved for recovery through IPL's TDSIC proceedings and amortization periods range from 3 to 31 years. See "TDSIC" above for additional discussion.

Petersburg Unit 1 Retirement Costs

These consist of the estimated remaining net book value of Petersburg Unit 1 at its anticipated date of retirement. It was determined that the Petersburg Unit 1 retirement became probable, in accordance with ASC 980, in the fourth quarter of 2020. As it is expected that the entire carrying value of the asset will be recoverable through future rates, no loss on abandonment was recorded and the asset was reclassified from net property, plant and equipment to a long-term regulatory asset. See "IRP Filing" above for additional discussion.

FTRs

In connection with IPL’s participation in MISO, in the second quarter of each year IPL is granted financial instruments that can be converted into cash or FTRs based on IPL’s forecasted peak load for the period. See Note 4, "Fair Value - Fair Value Hierarchy and Valuation Techniques - Financial Assets - FTRs" for additional information.

ARO and Accrued Asset Removal Costs

In accordance with ASC 410 and ASC 980, IPL recognizes the amount collected in customer rates for costs of removal that do not have an associated legal retirement obligation as a deferred regulatory liability. This amount is net of the portion of legal ARO costs that is also currently being recovered in rates.

Deferred Income Taxes Recoverable/Payable Through Rates

A deferred income tax asset or liability is created from a difference in timing of income recognition between tax laws and accounting methods. As a regulated utility, IPL includes in ratemaking the impacts of current income taxes and changes in deferred income tax liabilities or assets.

On December 22, 2017, the U.S. federal government enacted the TCJA, which, among other things, reduced the federal corporate income tax rate from 35% to 21%, beginning January 1, 2018. As required by GAAP, on December 31, 2017, IPL remeasured their deferred income tax assets and liabilities using the new tax rate. The impact of the reduction of the income tax rate on deferred income taxes was utilized in the 2018 Base Rate Order to reduce jurisdictional retail rates. Accordingly, IPL has a net regulatory deferred income tax liability of $113.0 million and $122.2 million as of December 31, 2020 and 2019, respectively.